UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21782
Name of registrant:		Small Cap Value Fund
Address:			8150 N. Central Expwy #M1120, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2015 through June 30, 2016



Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----

Liquidity Servcs	2/25	Election of Directors	Co	FOR	FOR
LQDT	53635B107	2/25	Ratify Appt of Accntnts	Co	FOR	FOR
			2/25	Apprv offcr compnsation Co	FOR	FOR

Joy Global Inc.		3/08	Election of Directors 	Co	FOR	FOR
JOY     481165108	3/08 	Apprv of Incentives	Co	FOR	FOR
			3/08	Ratify Appt of Accntnts	Co	FOR	FOR
			3/08	Apprv offcr compnsation Co	FOR	FOR
			3/08	Board Diversity		Co	AGN	AGN

Abercrombie & Fitch Co	4/18	Election of Directors	Co	FOR	FOR
ANF     002896207	4/18	Implement Proxy Accss	Co	FOR	FOR
			4/18	Apprv Exec Compnsation	Co	FOR	FOR
			4/18	Apprv Incntv Pln Drctrs Co	FOR	FOR
			4/18	Appr Incntv Pln Assoc	Co	FOR	FOR
			4/18	Apprv PricWatrHousCoopr Co	FOR	FOR
			4/18	Prpsl Accl vesting	Co	AGN	AGN

Unisys Corp		4/28	Election of Directors 	Co	FOR	FOR
UIS     909214306	4/28	Ratify KPMG Acctnts	Co	FOR	FOR
			4/28	Apprv Exec Compnsation	Co	FOR	FOR
			4/28	Apprv Incentive Plan	Co	FOR	FOR

Olin Corp		4/28	Election of Directors 	Co	FOR	FOR
OLN     680665205	4/28	Apprv of Incentive Plan	Co	FOR	FOR
			4/28	Apprv offcr compnsation Co	FOR	FOR
			4/28	Ratify Appt of Accntnts	Co	FOR	FOR

Skywest Inc		5/03	Election of Directors 	Co	FOR	FOR
SKYW    830879102	5/03	Apprv offcr compnsation Co	FOR	FOR
			5/03	Ratify Ernst&Yng Acctnt Co	FOR	FOR

Alon USA Energy		5/05	Election of Directors	Co	FOR	FOR
ALJ	020520102	5/05	Ratify Appt of Accntnts Co	FOR	FOR

Dawson Geophysical Co	5/05	Election of Directors	Co	FOR	FOR
DWSN    239360100	5/05	Ratify appt RSM Acctnt	Co	FOR	FOR
			5/05	Apprv Incentive Plan	Co	FOR	FOR
			5/05 	Apprv offcr compnsation Co	FOR	FOR

ITT Education Ser	3/21	Election of Directors	Co	FOR	FOR
ITT	45068B109	3/21	Ratify appt of Deloitte Co	FOR	FOR
			3/21	Apprv offcr compnsation Co	FOR	FOR

Hawaiian Holdings	5/18	Election of Directors	Co	FOR	FOR
HA	419879101	5/18	Select Ernst&Yng AccntntCo	FOR	FOR
			5/18	Apprv stock incentv pln	Co	FOR	FOR
			5/18	Apprv Exec Compnsation	Co	FOR	FOR

Vaalco Energy		6/02	Election of Directors	Co	FOR	FOR
EGY	91851C201	6/02	Ratify appt of Deloitte	Co	FOR	FOR
			6/02	Apprv Exec Compnsation	Co	FOR	FOR

Express Inc.		6/08	Election of Directors	Co	FOR	FOR
EXPR	30219E103	6/08	Apprv Exec Compnsation	Co	FOR	FOR
			6/08	Apprv PricWatrHousCoopr Co	FOR	FOR

Marlin Business Servc	6/08	Election of Directors	Co	FOR	FOR
MRLN	571157106	6/08	Apprv Exec Compnsation	Co	FOR	FOR
			6/08	Apprv Holder Proxy Acss Co	FOR	FOR
			6/08	Ratify appt of Deloitte	Co	FOR	FOR
			6/08	Transact Other Business	Co	FOR	FOR

Tilly's Inc		6/08	Election of Directors	Co	FOR	FOR
TLYS	886885102	6/08	Appt BDO USA as acctnt	Co	FOR	FOR

Century Aluminum Co	6/27	Election of Directors	Co	FOR	FOR
CENX    156431108	6/27	Ratify appt of Deloitte	Co	FOR	FOR
			6/27	Apprv Exec Compnsation	Co	FOR	FOR

Guess? Inc		6/30	Election of Directors	Co	FOR	FOR
GES	401617105	6/30	Election of Directors	Co	FOR	FOR
			6/30	Ratify Ernst&Yng AccntntCo	FOR	FOR
			6/30	Sr Exec Severance 	Co	AGN	AGN
			6/30	Apprv Proxy Access	Co	AGN	AGN

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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) SMALL CAP VALUE FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 07/19/16